Property and Equipment	3 Months Ended
Sep. 30, 2011
Property And Equipment
Property and Equipment
4.  Property and Equipment

 Property and equipment are summarized as follows:

		(unaudited)
	Estimated	September 30,	June 30,
	Life (Years)	2011	2011

Manufacturing equipment	5 - 10	$3,241,864	$3,226,898
Computer equipment and software	3 - 5	271,170	257,451
Furniture and fixtures	5	86,166	86,299
Leasehold improvements	5 - 7	792,793	787,685
Construction in progress		407,959	227,654
Tooling	1 - 5	1,289,946	1,135,738
Total property and equipment		6,089,898	5,721,725

Less accumulated depreciation and amortization		3,606,869	3,348,703
Total property and equipment, net		$2,483,029	$2,373,022